SIGNIFICANT ACCOUNTING POLICIES - Embedded Derivative Exercise Profile (Details) - Expected volatility - Embedded derivative - Level 3	Dec. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Significant unobservable input, liabilities	1.01
Holder exercises early	58.20%
Arrival redeems early	100.00%
Exercise at maturity	114.80%
Expected Volatility, Option One
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Significant unobservable input, liabilities	0.81
Holder exercises early	50.40%
Arrival redeems early	80.60%
Exercise at maturity	93.30%
Expected Volatility, Option Two
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Significant unobservable input, liabilities	0.91
Holder exercises early	54.50%
Arrival redeems early	93.30%
Exercise at maturity	104.60%
Expected Volatility, Option Three
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Significant unobservable input, liabilities	1.11
Holder exercises early	61.60%
Arrival redeems early	107.70%
Exercise at maturity	123.80%
Expected Volatility, Option Four
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Significant unobservable input, liabilities	1.21
Holder exercises early	64.90%
Arrival redeems early	115.00%
Exercise at maturity	131.70%